Corporate Information	12 Months Ended
Jun. 30, 2018
Corporate Information1 [Abstract]
Corporate Information
Corporate Information
Atlassian Corporation Plc (the “Company”) is a public company limited by shares, incorporated and registered in the United Kingdom. The registered office of the Company and its subsidiaries (collectively, “Atlassian,” the “Group,” “our,” or “we”) is located at Exchange House, Primrose Street, London EC2A 2EG, c/o Herbert Smith Freehills LLP.
We design, develop, license and maintain software and provision software hosting services to help teams organize, discuss and complete their work. Our products include Jira for team planning and project management, Confluence for team content creation and sharing, Trello for capturing and adding structure to fluid, fast-forming work for teams, Bitbucket for team code sharing and management and Jira Service Desk for team service and support applications.
The accompanying consolidated financial statements of the Company and its subsidiaries for the year ended June 30, 2018 were authorized for issue in accordance with a resolution of the Board of Directors on August 27, 2018.